MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)		0 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended
	Dec. 31, 2013	May 19, 2014 Warrant #1 [Member]	May 19, 2014 Warrant #1 [Member]	May 19, 2014 Warrant #2 [Member]	Sep. 30, 2014 Warrant #2 [Member]	May 19, 2014 Warrant #2 [Member]	May 19, 2014 Warrant #3 [Member]	Sep. 30, 2014 Warrant #3 [Member]	May 19, 2014 Warrant #3 [Member]	May 19, 2014 Warrant #4 [Member]	Sep. 30, 2014 Warrant #4 [Member]	May 19, 2014 Warrant #4 [Member]	May 19, 2014 Warrant # 5 [Member]	Sep. 30, 2014 Warrant # 5 [Member]	May 19, 2014 Warrant # 5 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $			$ 8.69		$ 2.01	$ 4.00		$ 2.01	$ 8.00		$ 2.01	$ 6.15		$ 2.01	$ 2.01
Exercise price, $	$ 0.001		$ 6.41503521		$ 8.454933	$ 8.454933		$ 7.874619	$ 7.874619		$ 6.953694	$ 6.953694		$ 3.534120	$ 3.534120
Time to maturity, Years		6 months		6 months	1 year		6 months	1 year		6 months	1 year		1 year	1 year
Annual risk-free rate, %		0.05%		0.05%	0.13%		0.05%	0.13%		0.05%	0.13%		0.04%	0.13%
Annualized volatility, %		70.00%		70.00%	70.00%		70.00%	70.00%		70.00%	70.00%		70.00%	70.00%
Black-Scholes Value per warrant, $			$ 2.876		$ 0.019	$ 0.080		$ 0.025	$ 1.616		$ 0.038	$ 0.918		$ 0.214	$ 0.214
Number of warrants/shares (in Shares)			33,333		33,333	33,333		33,333	33,333		33,333	33,333		33,333	33,333
Total value of warrants/shares, $ (in Dollars)			$ 95,866		$ 633	$ 2,666		$ 834	$ 53,867		$ 1,267	$ 30,600		$ 7,133	$ 7,133